Right-of-use-assets - Summary of amounts recognized in statement of net income loss (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Presentation of leases for lessee [abstract]
Depreciation charge of right-of-use assets	€ 10,643	€ 12,021	€ 11,834
Interest on lease liabilities	3,810	3,090	2,877
Expenses relating to short-term leases	1,970	2,326	1,465
Expenses relating to leases of low-value assets, excluding short-term leases	156	133	125
Covid-19 rent concessions			(635)
Total	€ 16,579	€ 17,570	€ 15,666